Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, beginning of the year	$ 727,875	$ 727,875
Acquisitions	84,137	0
Goodwill, end of the year	$ 812,012	$ 727,875